Statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss) for the year	R$ (779,724)	R$ 377,817	R$ 1,098,730
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	668,516	505,425	447,668
Allowance for doubtful accounts	(9,789)	24,913	9,806
Provisions for legal proceedings	243,860	158,263	189,244
Provisions for inventory obsolescence	5,023	3,059
Deferred taxes	244,989	(547,059)	1,114
Equity results	(387)	(544)	1,280
Share-based payments	18,572	14,849	13,524
Exchange and monetary variations, net	946,732	95,132	(1,149,616)
Interest on debt and finance lease	679,985	566,902	682,188
Unrealized hedge results	(13,239)	8,639	82,990
Provision for profit sharing	127,618	65,573	56,238
Disposals of property, plant and equipment and intangible assets	90,639	145,855	181,308
Losses from capital increase in associate			1,368
Other	65,334	15,184	16,232
Gain on redemption of debt			(286,799)
Total adjustments to reconcile net income (loss) to net cash provided by operating activities	2,288,129	1,434,008	1,345,275
Changes in assets and liabilities:
Trade receivables	95,844	(198,370)	(307,574)
Short-term investments	695,831	(353,231)	83,062
Inventories	(6,673)	1,038	16,648
Deposits	(402,495)	46,388	(323,641)
Suppliers	16,382	(202,462)	204,184
Suppliers - Forfeiting	267,502	76,157
Advances from ticket sales	197,473	271,386	(17,076)
Mileage program	65,535	(47,714)	9,374
Advances from customers	148,249	4,895	3,364
Salaries	(64,308)	(43,641)	(23,351)
Landing fees	190,649	126,085	(74,090)
Taxes obligation	127,663	460,980	257,464
Derivatives	8,385	(32,310)	(13,384)
Provisions	(236,882)	(270,970)	(253,643)
Operating leases	103,838	131,877	(158,994)
Other assets (liabilities)	(736,638)	18,157	64,220
Interest paid	(508,973)	(528,398)	(606,405)
Income taxes paid	(167,642)	(221,122)	(226,500)
Net cash flows from (used in) operating activities	2,081,869	672,753	(21,067)
Investing activities
Sale of interest in subsidiary		68,163
Short-term investments of Smiles	(163,218)	(171,174)	(45,651)
Restricted cash	(548,928)	(100,835)	542,107
Capital increase in associate			(3,439)
Advances for property, plant and equipment acquisition, net	(106,628)	68,679	536,444
Property, plant and equipment acquisitions	(686,946)	(370,438)	(409,709)
Intangible assets acquisitions	(82,079)	(55,449)	(29,656)
Dividends received from associate	543	1,249	1,993
Net cash flows (used in) from investing activities	(1,587,256)	(559,805)	592,089
Financing activities
Loan funding	1,703,933	1,898,738
Debt issuance and exchange offer costs	(39,926)	(65,628)	(27,249)
Loan payments	(1,318,349)	(274,480)	(520,519)
Early payment of Senior Notes	(630,989)	(707,142)
Finance lease payments	(251,557)	(239,092)	(342,791)
Treasury share buyback	(15,929)
Dividends and interest attributable to shareholders' equity paid to non-controlling interests of Smiles	(219,493)	(254,892)	(171,829)
Capital increase	15,428	2,692
Stock option exercised in subsidiary	875
Advance for future capital increase	2,818
Share issuance costs		(523)	(395)
Net cash flows (used in) from financing activities	(753,189)	359,673	(1,062,783)
Foreign exchange rate variation on cash held in foreign currencies	57,901	(7,966)	(18,364)
Net increase (decrease) in cash and cash equivalents	(200,675)	464,655	(510,125)
Cash and cash equivalents at beginning of the year	1,026,862	562,207	1,072,332
Cash and cash equivalents at end of the year	826,187	1,026,862	562,207
Non-cash transactions
Interest on shareholders' equity and dividends, net of taxes	(8,672)	(49,602)
Dividends	(58,632)
Deposits in guarantee for lease agreements		10,307
Write-off of finance lease agreements	(805,081)	(15,334)
Renegotiation of finance lease agreements			549,144
Provision for aircraft return	147,548		97,423
Software acquisition			R$ 25,660
Property, plant and equipment acquisition through Finimp	R$ 193,506	R$ 63,066